EARNINGS PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	2 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2021	Nov. 08, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings Per Share [Abstract]
Potential shares excluded from computation (in shares)			8,800,000
Net (loss) income	$ (680,457)	$ 20,629		$ 24,249	$ (42,037)
Basic (loss) earnings per share (in usd per share)	$ (4.33)	$ 0.39		$ 0.46	$ (0.79)
Diluted (loss) earnings per share (in usd per share)	$ (4.33)	$ 0.39		$ 0.46	$ (0.79)
Weighted-average shares outstanding:
Basic (in shares)	157,158,579	53,045,510		53,045,510	53,045,510
Diluted (in shares)	157,158,579	53,045,510		53,045,510	53,045,510